Operating Segment Reporting (Table 1) (Details) $ in Thousands		12 Months Ended
		Sep. 30, 2015 USD ($) segment	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment		4
Operating revenues	[1]	$ 2,659,830	$ 2,780,947	$ 2,466,138
Operating revenues, regulated utility		1,303,044	1,416,951	1,174,724
Operating revenues, non-utility		1,356,786	1,363,996	1,291,414
Depreciation and amortization, regulated utility		121,892	110,772	103,284
Depreciation and amortization, non-utility		121,892	110,772	103,284
Equity in earnings of unconsolidated affiliates		5,468	3,194	1,510
Total consolidated EBIT		266,894	202,252	169,876
Assets		5,261,359	4,829,835	4,235,538
Capital Expenditures		464,291	394,762	312,345
Equity Method Investments		136,884	94,902	61,897
Retail energy-marketing
Segment Reporting Information [Line Items]
Operating revenues, non-utility	[1]	1,306,758	1,310,279	1,279,364
Depreciation and amortization, non-utility		671	756	726
Equity in earnings of unconsolidated affiliates		0	1	0
Total consolidated EBIT		46,629	14,015	53,264
Assets		463,141	388,651	400,449
Capital Expenditures		28	76	730
Equity Method Investments		0	0	0
Commercial energy systems
Segment Reporting Information [Line Items]
Operating revenues, non-utility	[1]	51,813	40,679	35,217
Depreciation and amortization, non-utility		10,733	6,178	2,411
Equity in earnings of unconsolidated affiliates		2,095	1,953	1,070
Total consolidated EBIT		9,688	6,863	3,019
Assets		689,910	521,049	318,982
Capital Expenditures		136,749	108,363	83,667
Equity Method Investments		63,521	66,810	54,977
Midstream energy services
Segment Reporting Information [Line Items]
Operating revenues, non-utility	[1]	3,191	16,555	(20,390)
Depreciation and amortization, non-utility		129	124	124
Equity in earnings of unconsolidated affiliates		2,623	771	312
Total consolidated EBIT		(2,720)	8,412	(29,359)
Assets		237,839	209,682	236,522
Capital Expenditures		85	0	0
Equity Method Investments		73,363	28,076	6,507
Other Activities
Segment Reporting Information [Line Items]
Operating revenues, non-utility	[1]	0	0	0
Depreciation and amortization, non-utility		0	0	0
Equity in earnings of unconsolidated affiliates		750	469	128
Total consolidated EBIT		(9,667)	(11,539)	(8,669)
Assets		199,061	369,816	290,440
Capital Expenditures		0	0	0
Equity Method Investments		0	16	413
Eliminations
Segment Reporting Information [Line Items]
Operating revenues, non-utility	[1],[2]	(30,123)	(30,366)	(28,410)
Depreciation and amortization, non-utility	[2]	(57)	(350)	(415)
Equity in earnings of unconsolidated affiliates	[2]	0	0	0
Total consolidated EBIT	[2]	(1,013)	(167)	(2,026)
Assets	[2]	(557,405)	(615,934)	(470,121)
Capital Expenditures	[2]	0	0	0
Equity Method Investments	[2]	0	0	0
Regulated Utility
Segment Reporting Information [Line Items]
Operating revenues, regulated utility	[1]	1,328,191	1,443,800	1,200,357
Depreciation and amortization, regulated utility		110,416	104,064	100,438
Equity in earnings of unconsolidated affiliates		0	0	0
Total consolidated EBIT		223,977	184,668	153,647
Assets		4,228,813	3,956,571	3,459,266
Capital Expenditures		327,429	286,323	227,948
Equity Method Investments		$ 0	$ 0	$ 0

[1]	(a) Operating revenues are reported gross of revenue taxes. Revenue taxes of both the regulated utility and the retail energy-marketing segments include gross receipt taxes. Revenue taxes of the regulated utility segment also include public service commission fees, franchise fees and energy taxes. Operating revenue amounts in the “Eliminations” row represent total intersegment revenues associated with sales from the regulated utility segment to the retail energy-marketing segment. Midstream Energy Services’ cost of energy related sales is netted with its gross revenues.
[2]	(b) Intersegment eliminations include any mark-to market valuations associated with trading activities between WGL Midstream and WGL Energy Services, intercompany loans and a timing difference between Commercial Energy Systems’ recognition of revenue for the sale of Renewable Energy Credits (RECs) to Retail Energy-Marketing and Retail Energy-Marketing’s recognition of the associated expense. Retail Energy-Marketing has recorded a portion of the REC’s purchased as inventory to be used in future periods at which time they will be expensed.